Trade and other receivables - Factoring facility (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019
Trade And Other Receivables [Line items]
Maximum limit under the facility for the revolving sale of receivables			$ 90
Minimum liquidity requirement	$ 125
Total amount of receivables sold to the financial institution	$ 2	$ 58
Increase limit under facility for revolving sale of receivables
Trade And Other Receivables [Line items]
Maximum limit under the facility for the revolving sale of receivables			$ 100